Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 25.0	$ 16.0	$ 81.0	$ 147.0	$ 69.0
Tax benefit				31.0	31.0	$ 14.0
Share-based compensation liability accrued				15.0	$ 7.0
Unrecognized compensation costs related to unvested awards		$ 171.0		$ 83.0
Unrecognized compensation costs related to unvested awards, weighted-average period		2 years 5 months		1 year 8 months 12 days
Shares of common stock reserved for future issuance		29,922,923		21,823,633
2015 and 2016 performance shares conversion percentage to restricted stock units		100.00%		100.00%
Incremental expense related to the modification of grants		$ 0.0		$ 0.3
Incremental expense related to modification of grants recognized over the remaining terms of the awards				$ 5.6
Conversion from Performance Shares to Restricted Stock Units upon completion of the spin-offs		671,604
Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSU shares issued				11,393	6,179
Weighted average grant date fair value, granted				$ 66.12	$ 84.96
Employee stock option [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term				8 years 2 months 12 days
Vesting period		3 years
Options, expiration period		10 years
Options, grants in period, grant date fair value		$ 13.86		$ 16.41	25.17	$ 22.74
Restricted stock units (RSUs) [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, granted		$ 58.02		59.73	82.38	64.59
Conversion from Performance Shares to Restricted Stock Units upon completion of the spin-offs	[1]	671,604
Restricted stock units (RSUs) [member] | Minimum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		2 years
Restricted stock units (RSUs) [member] | Maximum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Performance shares [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anticipated achievement percentage		100.00%
Free cash flow CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, granted		$ 58.02
Vesting rights, percentage		50.00%
EBITDA CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, granted		$ 58.02		$ 58.83	$ 82.38	$ 64.59
Conversion from Performance Shares to Restricted Stock Units upon completion of the spin-offs		335,802
Vesting rights, percentage		50.00%

[1]	Represents all performance shares outstanding as of December 31, 2016.